Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
(15)	Income Taxes

Allocation of Federal and state income tax benefit between current and deferred portions is as follows (in thousands):

	Current	Deferred	Total
Year Ended December 31, 2015:
Federal	$(731)	$(1,260)	$(1,991)
State	(107)	(223)	$(330)

Total income tax benefit	$(838)	$(1,483)	$(2,321)

Year Ended December 31, 2014:
Federal	$(98)	$(1,271)	$(1,369)
State	—	(221)	$(221)

Total income tax benefit	$(98)	$(1,492)	$(1,590)

The reasons for the differences between the statutory Federal income tax rate and the effective tax rate are as follows ($ in thousands):

	Year Ended December 31,
	2015		2014
	Amount	%	Amount	%
Income taxes (benefit) at Federal statutory rate	$(1,547)	(34.0%)	$(1,378)	(34.0%)
Increase (decrease) in taxes resulting from:
State taxes, net of Federal tax benefit	(218)	(4.8%)	(146)	(3.6%)
Officer’s life insurance	(747)	(16.4%)	—	—
Other, net	191	4.2%	(66)	(1.6%)

Total	$(2,321)	(51.0%)	$(1,590)	(39.2%)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in thousands):

	At December 31,
	2015	2014
Deferred tax assets:
Allowance for loan losses	$879	$642
Net operating loss carryforwards	4,029	1,739
Deferred compensation	858	780
Deferred loan fees	111	47
Alternative minimum tax credits	224	169
Accrued interest income	143	56
Premises and Equipment	—	45
Unrealized loss on Securities AFS	66	—
Other	247	6

Deferred tax assets	6,557	3,484

Deferred tax liabilities:
Officers life insurance	—	(702)
Premises and equipment	(18)	—
Fair Market Value adjustments	(113)	—

Deferred tax liabilities	(131)	(702)

Net deferred tax asset	$6,426	$2,782

At December 31, 2015, the Company has net operating loss carryforwards of approximately $10.5 million available to offset future taxable income. These carryforwards will begin to expire as follows:

Year	Amount
2033	$764
2034	4,548
2035	5,148

$10,460

The Company performs periodic evaluations on the deferred tax asset to determine if a valuation allowance is necessary. The analysis weighs positive evidence against negative evidence to determine if it is more likely than not to recognize the future benefit of the deferred tax asset. The Company’s analysis includes internal forecasts that demonstrate the Company’s ability to fully utilize the deferred tax asset prior to the expiration of the related net operating loss periods discussed above. The Company was profitable during 2013. The Company’s internal forecasts include growth assumptions relating to loans, noninterest income and noninterest expense, as well as estimating loan losses and other nonrecurring items. Management determined that a valuation allowance against the deferred tax asset was not necessary at December 31, 2015 or 2014.

The Company files income tax returns in the U.S. federal jurisdiction and the State of Florida. The Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2012.